Quarterly Holdings Report
for

Fidelity ZERO℠ Large Cap Index Fund

July 31, 2019

LCX-QTLY-0919
1.9891463.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	256,772	$8,743,087
CenturyLink, Inc. (a)	33,533	405,414
Verizon Communications, Inc.	145,777	8,057,095
		17,205,596
Entertainment - 1.8%
Activision Blizzard, Inc.	26,917	1,311,935
Electronic Arts, Inc. (b)	10,657	985,773
Netflix, Inc. (b)	15,384	4,968,878
Take-Two Interactive Software, Inc. (b)	4,016	492,040
The Walt Disney Co.	52,519	7,510,742
Viacom, Inc.:
Class A	875	30,590
Class B (non-vtg.)	11,818	358,676
		15,658,634
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (b)	10,549	12,850,792
Class C (b)	10,852	13,203,411
Facebook, Inc. Class A (b)	84,757	16,462,352
IAC/InterActiveCorp (b)	2,738	654,519
Twitter, Inc. (b)	25,511	1,079,370
		44,250,444
Media - 1.6%
CBS Corp. Class B	11,886	612,248
Charter Communications, Inc. Class A (b)	6,219	2,396,678
Comcast Corp. Class A	160,173	6,914,668
Discovery Communications, Inc.:
Class A (a)(b)	5,615	170,191
Class C (non-vtg.) (a)(b)	12,612	356,163
Fox Corp.:
Class A	12,530	467,620
Class B	5,606	208,543
Interpublic Group of Companies, Inc.	13,547	310,497
Liberty Broadband Corp.:
Class A (b)	918	90,138
Class C (b)	5,394	536,757
Liberty Global PLC:
Class A (b)	7,112	189,677
Class C (a)(b)	21,071	548,689
Liberty Media Corp.:
Liberty Braves Class C (b)	1,212	34,869
Liberty Formula One Group Series C (b)	7,145	281,370
Liberty Media Class A (b)	913	34,219
Liberty SiriusXM Series A (b)	2,902	120,810
Liberty SiriusXM Series C (b)	5,643	236,216
Omnicom Group, Inc. (a)	7,915	634,941
		14,144,294
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	11,072	882,771

TOTAL COMMUNICATION SERVICES		92,141,739

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	9,294	814,619
BorgWarner, Inc.	7,345	277,641
Lear Corp.	2,263	286,903
		1,379,163
Automobiles - 0.5%
Ford Motor Co.	137,843	1,313,644
General Motors Co.	46,317	1,868,428
Tesla, Inc. (a)(b)	4,786	1,156,345
		4,338,417
Distributors - 0.1%
Genuine Parts Co.	5,173	502,402
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	14,122	666,982
Chipotle Mexican Grill, Inc. (b)	863	686,542
Darden Restaurants, Inc.	4,376	531,947
Domino's Pizza, Inc.	1,478	361,415
Hilton Worldwide Holdings, Inc.	10,460	1,009,913
Las Vegas Sands Corp.	12,991	785,176
Marriott International, Inc. Class A	9,988	1,388,931
McDonald's Corp.	27,197	5,730,952
MGM Mirage, Inc.	17,663	530,243
Norwegian Cruise Line Holdings Ltd. (b)	7,752	383,259
Royal Caribbean Cruises Ltd.	6,045	703,275
Starbucks Corp.	43,767	4,144,297
Wynn Resorts Ltd.	3,452	449,002
Yum! Brands, Inc.	11,016	1,239,520
		18,611,454
Household Durables - 0.2%
D.R. Horton, Inc.	12,078	554,743
Lennar Corp.:
Class A	10,275	488,782
Class B	610	23,180
Newell Brands, Inc. (a)	15,143	214,879
NVR, Inc. (b)	120	401,297
Whirlpool Corp. (a)	2,251	327,475
		2,010,356
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	14,490	27,049,642
eBay, Inc.	31,915	1,314,579
Expedia, Inc.	4,181	554,986
Liberty Interactive Corp. QVC Group Series A (a)(b)	15,135	214,009
The Booking Holdings, Inc. (b)	1,634	3,082,721
		32,215,937
Leisure Products - 0.1%
Hasbro, Inc. (a)	4,101	496,877
Multiline Retail - 0.4%
Dollar General Corp.	9,272	1,242,633
Dollar Tree, Inc. (b)	8,392	853,886
Kohl's Corp.	5,818	313,357
Target Corp.	18,407	1,590,365
		4,000,241
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	2,585	389,404
AutoZone, Inc. (b)	889	998,383
Best Buy Co., Inc.	8,256	631,832
Burlington Stores, Inc. (b)	2,385	431,089
CarMax, Inc. (a)(b)	6,166	541,128
Lowe's Companies, Inc.	28,325	2,872,155
O'Reilly Automotive, Inc. (b)	2,825	1,075,647
Ross Stores, Inc.	13,169	1,396,309
The Home Depot, Inc.	39,848	8,515,119
Tiffany & Co., Inc. (a)	3,823	359,056
TJX Companies, Inc.	43,652	2,381,653
Tractor Supply Co.	4,302	468,101
Ulta Beauty, Inc. (b)	1,989	694,658
		20,754,534
Textiles, Apparel & Luxury Goods - 0.7%
Kontoor Brands, Inc.	1,611	47,251
lululemon athletica, Inc. (b)	3,726	712,001
NIKE, Inc. Class B	44,910	3,863,607
Tapestry, Inc.	10,221	316,136
VF Corp.	11,475	1,002,800
		5,941,795

TOTAL CONSUMER DISCRETIONARY		90,251,176

CONSUMER STAPLES - 7.1%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	5,860	1,153,365
Molson Coors Brewing Co. Class B	6,601	356,388
Monster Beverage Corp. (b)	14,057	906,255
PepsiCo, Inc.	49,799	6,364,810
The Coca-Cola Co.	135,148	7,112,839
		15,893,657
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	15,459	4,260,964
Kroger Co.	28,197	596,649
Sysco Corp.	16,865	1,156,433
Walgreens Boots Alliance, Inc.	28,358	1,545,227
Walmart, Inc.	50,225	5,543,836
		13,103,109
Food Products - 1.1%
Archer Daniels Midland Co.	19,772	812,234
Conagra Brands, Inc.	17,126	494,428
General Mills, Inc.	21,028	1,116,797
Hormel Foods Corp. (a)	9,608	393,832
Kellogg Co. (a)	8,930	519,905
Lamb Weston Holdings, Inc.	5,214	349,964
McCormick & Co., Inc. (non-vtg.) (a)	4,296	681,088
Mondelez International, Inc.	51,287	2,743,342
The Hershey Co.	4,944	750,203
The J.M. Smucker Co.	4,010	445,872
The Kraft Heinz Co.	21,934	702,107
Tyson Foods, Inc. Class A	10,405	827,198
		9,836,970
Household Products - 1.7%
Church & Dwight Co., Inc.	8,691	655,649
Clorox Co.	4,502	732,025
Colgate-Palmolive Co.	30,599	2,195,172
Kimberly-Clark Corp.	12,217	1,657,236
Procter & Gamble Co.	87,899	10,375,598
		15,615,680
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	7,758	1,428,946
Tobacco - 0.8%
Altria Group, Inc.	66,291	3,120,317
Philip Morris International, Inc.	54,843	4,585,423
		7,705,740

TOTAL CONSUMER STAPLES		63,584,102

ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	18,106	459,711
Halliburton Co.	30,950	711,850
National Oilwell Varco, Inc.	13,500	321,570
Schlumberger Ltd.	48,847	1,952,415
TechnipFMC PLC	15,001	413,128
		3,858,674
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	17,788	1,310,264
Apache Corp.	13,370	326,495
Cabot Oil & Gas Corp.	15,195	291,136
Cheniere Energy, Inc. (b)	7,789	507,453
Chevron Corp.	67,410	8,298,845
Concho Resources, Inc.	7,078	691,379
ConocoPhillips Co.	40,607	2,399,062
Devon Energy Corp.	16,589	447,903
Diamondback Energy, Inc.	5,438	562,452
EOG Resources, Inc.	20,454	1,755,976
Exxon Mobil Corp.	149,365	11,106,781
Hess Corp.	8,774	568,906
HollyFrontier Corp.	5,617	279,558
Kinder Morgan, Inc.	66,945	1,380,406
Marathon Oil Corp.	29,287	412,068
Marathon Petroleum Corp.	24,368	1,374,112
Noble Energy, Inc. (a)	17,074	376,994
Occidental Petroleum Corp.	26,630	1,367,717
ONEOK, Inc.	14,510	1,016,861
Phillips 66 Co.	14,964	1,534,708
Pioneer Natural Resources Co.	6,012	829,896
Targa Resources Corp. (a)	8,079	314,354
The Williams Companies, Inc.	42,695	1,052,005
Valero Energy Corp.	14,966	1,275,852
		39,481,183

TOTAL ENERGY		43,339,857

FINANCIALS - 13.4%
Banks - 5.6%
Bank of America Corp.	321,993	9,878,745
BB&T Corp.	27,174	1,400,276
Citigroup, Inc.	86,154	6,130,719
Citizens Financial Group, Inc.	16,489	614,380
Comerica, Inc.	5,737	419,948
Fifth Third Bancorp	23,168	687,858
First Republic Bank	5,778	574,102
Huntington Bancshares, Inc.	37,374	532,580
JPMorgan Chase & Co.	117,318	13,608,888
KeyCorp	36,632	672,930
M&T Bank Corp.	4,948	812,709
PNC Financial Services Group, Inc.	16,276	2,325,840
Regions Financial Corp.	36,422	580,202
SunTrust Banks, Inc.	15,843	1,055,144
SVB Financial Group (b)	1,877	435,408
U.S. Bancorp	53,591	3,062,726
Wells Fargo & Co.	149,457	7,235,213
Zions Bancorp NA	6,757	304,538
		50,332,206
Capital Markets - 2.7%
Ameriprise Financial, Inc.	4,925	716,637
Bank of New York Mellon Corp.	32,083	1,505,334
BlackRock, Inc. Class A	4,284	2,003,541
Cboe Global Markets, Inc.	3,955	432,321
Charles Schwab Corp.	42,392	1,832,182
CME Group, Inc.	12,620	2,453,580
E*TRADE Financial Corp.	9,004	439,305
Franklin Resources, Inc. (a)	10,488	342,223
Goldman Sachs Group, Inc.	12,202	2,686,026
IntercontinentalExchange, Inc.	20,090	1,765,107
Moody's Corp.	5,878	1,259,891
Morgan Stanley	46,108	2,054,572
MSCI, Inc.	3,104	705,353
Northern Trust Corp.	7,802	764,596
Raymond James Financial, Inc.	4,583	369,711
S&P Global, Inc.	8,850	2,167,808
State Street Corp.	13,392	777,941
T. Rowe Price Group, Inc.	8,487	962,341
TD Ameritrade Holding Corp. (a)	9,515	486,217
The NASDAQ OMX Group, Inc.	4,067	391,937
		24,116,623
Consumer Finance - 0.8%
Ally Financial, Inc.	14,583	479,927
American Express Co.	24,712	3,073,431
Capital One Financial Corp.	16,707	1,544,061
Discover Financial Services	11,849	1,063,329
Synchrony Financial	23,319	836,686
		6,997,434
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	68,634	14,099,483
Insurance - 2.6%
AFLAC, Inc.	26,850	1,413,384
Alleghany Corp. (b)	527	361,380
Allstate Corp.	12,146	1,304,480
American International Group, Inc.	31,205	1,747,168
Aon PLC	8,496	1,607,868
Arch Capital Group Ltd. (b)	14,271	552,145
Arthur J. Gallagher & Co.	6,480	585,986
Chubb Ltd.	16,256	2,484,567
Cincinnati Financial Corp.	5,336	572,713
Everest Re Group Ltd.	1,444	356,148
FNF Group	9,699	415,893
Hartford Financial Services Group, Inc.	12,646	728,789
Lincoln National Corp.	7,527	491,814
Loews Corp.	9,783	523,782
Markel Corp. (b)	490	545,826
Marsh & McLennan Companies, Inc.	17,768	1,755,478
MetLife, Inc.	34,810	1,720,310
Principal Financial Group, Inc.	9,282	538,727
Progressive Corp.	20,569	1,665,678
Prudential Financial, Inc.	14,567	1,475,783
Reinsurance Group of America, Inc.	2,234	348,325
The Travelers Companies, Inc.	9,342	1,369,724
Torchmark Corp.	3,606	329,300
Willis Group Holdings PLC	4,579	893,912
		23,789,180
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	18,532	317,638
Annaly Capital Management, Inc.	49,032	468,256
		785,894

TOTAL FINANCIALS		120,120,820

HEALTH CARE - 13.9%
Biotechnology - 2.2%
AbbVie, Inc.	53,067	3,535,324
Alexion Pharmaceuticals, Inc. (b)	7,871	891,706
Amgen, Inc.	22,481	4,194,505
Biogen, Inc. (b)	7,108	1,690,425
BioMarin Pharmaceutical, Inc. (b)	6,280	498,130
Celgene Corp. (b)	24,669	2,266,094
Exact Sciences Corp. (a)(b)	4,336	499,117
Gilead Sciences, Inc.	45,638	2,990,202
Incyte Corp. (b)	6,231	529,137
Regeneron Pharmaceuticals, Inc. (b)	2,737	834,128
Sarepta Therapeutics, Inc. (a)(b)	2,338	348,011
Vertex Pharmaceuticals, Inc. (b)	9,016	1,502,246
		19,779,025
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	61,966	5,397,239
Abiomed, Inc. (b)	1,588	442,353
Align Technology, Inc. (b)	2,567	536,708
Baxter International, Inc.	17,458	1,465,948
Becton, Dickinson & Co.	9,464	2,392,499
Boston Scientific Corp. (b)	48,818	2,072,812
Danaher Corp.	21,761	3,057,421
Dentsply Sirona, Inc.	7,848	427,324
DexCom, Inc. (b)	3,134	491,631
Edwards Lifesciences Corp. (b)	7,375	1,569,769
Hologic, Inc. (b)	9,508	487,285
IDEXX Laboratories, Inc. (b)	3,042	857,996
Intuitive Surgical, Inc. (b)	4,029	2,093,106
Medtronic PLC	47,382	4,830,121
ResMed, Inc.	5,027	646,975
STERIS PLC	2,978	443,305
Stryker Corp.	10,958	2,298,769
Teleflex, Inc.	1,622	551,058
The Cooper Companies, Inc.	1,733	584,714
Varian Medical Systems, Inc. (b)	3,213	377,110
Zimmer Biomet Holdings, Inc.	7,195	972,260
		31,996,403
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	5,533	482,201
Anthem, Inc.	9,125	2,688,316
Cardinal Health, Inc.	10,509	480,577
Centene Corp. (b)	14,495	755,045
Cigna Corp.	13,433	2,282,535
CVS Health Corp.	45,622	2,548,901
Elanco Animal Health, Inc.	12,889	424,821
HCA Holdings, Inc.	9,470	1,264,340
Henry Schein, Inc. (a)(b)	5,374	357,586
Humana, Inc.	4,839	1,435,973
Laboratory Corp. of America Holdings (b)	3,564	597,041
McKesson Corp.	6,893	957,782
Quest Diagnostics, Inc.	4,799	489,882
UnitedHealth Group, Inc.	33,940	8,451,399
Universal Health Services, Inc. Class B	3,006	453,485
Wellcare Health Plans, Inc. (b)	1,761	505,847
		24,175,731
Health Care Technology - 0.2%
Cerner Corp.	11,625	832,931
Veeva Systems, Inc. Class A (b)	4,297	712,872
		1,545,803
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	11,256	781,279
Illumina, Inc. (b)	5,186	1,552,585
IQVIA Holdings, Inc. (b)	5,588	889,442
Mettler-Toledo International, Inc. (b)	883	668,210
PerkinElmer, Inc.	3,918	337,418
Thermo Fisher Scientific, Inc.	14,202	3,943,611
Waters Corp. (b)	2,678	563,880
		8,736,425
Pharmaceuticals - 4.3%
Allergan PLC	11,184	1,795,032
Bristol-Myers Squibb Co.	57,580	2,557,128
Corteva, Inc.	26,965	795,468
Eli Lilly & Co.	33,260	3,623,677
Johnson & Johnson	94,620	12,321,416
Merck & Co., Inc.	91,741	7,613,586
Mylan NV (b)	18,182	380,004
Pfizer, Inc.	203,932	7,920,719
Zoetis, Inc. Class A	16,950	1,947,386
		38,954,416

TOTAL HEALTH CARE		125,187,803

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.4%
General Dynamics Corp.	9,822	1,826,303
Harris Corp.	4,150	861,540
Huntington Ingalls Industries, Inc.	1,514	345,646
Lockheed Martin Corp.	8,731	3,162,106
Northrop Grumman Corp.	6,125	2,116,616
Raytheon Co.	10,039	1,830,009
Spirit AeroSystems Holdings, Inc. Class A (a)	3,736	287,074
Textron, Inc.	8,565	422,255
The Boeing Co.	18,632	6,356,866
TransDigm Group, Inc. (b)	1,712	831,073
United Technologies Corp.	28,632	3,825,235
		21,864,723
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	4,873	408,016
Expeditors International of Washington, Inc.	6,083	464,437
FedEx Corp.	8,550	1,458,032
United Parcel Service, Inc. Class B	24,526	2,930,121
		5,260,606
Airlines - 0.4%
American Airlines Group, Inc.	14,456	441,053
Delta Air Lines, Inc.	22,010	1,343,490
Southwest Airlines Co.	17,847	919,656
United Continental Holdings, Inc. (b)	8,071	741,806
		3,446,005
Building Products - 0.2%
Johnson Controls International PLC	32,602	1,383,629
Masco Corp.	10,771	439,134
		1,822,763
Commercial Services & Supplies - 0.4%
Cintas Corp.	3,054	795,384
Copart, Inc. (b)	7,264	563,178
Republic Services, Inc.	7,671	680,034
Waste Management, Inc.	13,837	1,618,929
		3,657,525
Electrical Equipment - 0.5%
AMETEK, Inc.	8,187	733,637
Eaton Corp. PLC	15,289	1,256,603
Emerson Electric Co.	22,088	1,433,069
Fortive Corp.	10,381	789,475
Rockwell Automation, Inc.	4,269	686,370
		4,899,154
Industrial Conglomerates - 1.4%
3M Co.	20,543	3,589,273
General Electric Co.	306,855	3,206,635
Honeywell International, Inc.	26,121	4,504,828
Roper Technologies, Inc.	3,649	1,326,959
		12,627,695
Machinery - 1.4%
Caterpillar, Inc.	20,819	2,741,238
Cummins, Inc.	5,212	854,768
Deere & Co.	11,348	1,879,796
Dover Corp.	5,162	499,940
IDEX Corp.	2,706	455,203
Illinois Tool Works, Inc.	10,771	1,661,211
Ingersoll-Rand PLC	8,667	1,071,761
PACCAR, Inc.	12,329	864,756
Parker Hannifin Corp.	4,669	817,449
Snap-On, Inc. (a)	1,962	299,421
Stanley Black & Decker, Inc.	5,329	786,507
Xylem, Inc.	6,341	509,119
		12,441,169
Professional Services - 0.4%
CoStar Group, Inc. (b)	1,284	790,174
Equifax, Inc.	4,251	591,272
IHS Markit Ltd. (b)	12,650	814,913
Nielsen Holdings PLC	12,695	294,016
TransUnion Holding Co., Inc.	6,522	539,956
Verisk Analytics, Inc.	5,804	880,583
		3,910,914
Road & Rail - 1.1%
CSX Corp.	28,301	1,992,390
J.B. Hunt Transport Services, Inc.	3,077	314,992
Kansas City Southern	3,585	443,608
Norfolk Southern Corp.	9,608	1,836,281
Old Dominion Freight Lines, Inc. (a)	2,305	384,889
Union Pacific Corp.	25,994	4,677,620
		9,649,780
Trading Companies & Distributors - 0.2%
Fastenal Co.	20,245	623,546
United Rentals, Inc. (b)	2,859	361,806
W.W. Grainger, Inc.	1,609	468,267
		1,453,619

TOTAL INDUSTRIALS		81,033,953

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 1.2%
Arista Networks, Inc. (b)	1,836	502,054
Cisco Systems, Inc.	158,618	8,787,437
F5 Networks, Inc. (b)	2,135	313,247
Juniper Networks, Inc.	12,160	328,563
Motorola Solutions, Inc.	5,769	957,423
		10,888,724
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	10,630	991,992
CDW Corp.	5,291	625,185
Corning, Inc.	28,234	868,196
Keysight Technologies, Inc. (b)	6,611	591,817
TE Connectivity Ltd.	12,106	1,118,594
Trimble, Inc. (b)	8,855	374,212
Zebra Technologies Corp. Class A (a)(b)	1,897	400,058
		4,970,054
IT Services - 5.5%
Accenture PLC Class A	22,489	4,330,932
Akamai Technologies, Inc. (b)	5,747	506,483
Automatic Data Processing, Inc.	15,441	2,571,235
Broadridge Financial Solutions, Inc.	4,123	524,116
Cognizant Technology Solutions Corp. Class A	20,421	1,330,224
DXC Technology Co.	9,893	551,733
Fidelity National Information Services, Inc.	11,547	1,538,638
Fiserv, Inc. (b)	14,053	1,481,608
FleetCor Technologies, Inc. (b)	3,127	888,600
Gartner, Inc. (b)	3,199	445,717
Global Payments, Inc.	5,578	936,658
GoDaddy, Inc. (b)	5,914	433,969
IBM Corp.	32,060	4,752,574
Jack Henry & Associates, Inc.	2,743	383,197
Leidos Holdings, Inc.	5,296	434,802
MasterCard, Inc. Class A	32,056	8,727,887
Paychex, Inc.	11,268	935,807
PayPal Holdings, Inc. (b)	41,570	4,589,328
Square, Inc. (b)	10,878	874,700
Total System Services, Inc.	5,918	803,191
Twilio, Inc. Class A (a)(b)	2,807	390,482
VeriSign, Inc. (b)	3,751	791,799
Visa, Inc. Class A (a)	61,994	11,034,932
		49,258,612
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	31,026	944,742
Analog Devices, Inc.	13,058	1,533,793
Applied Materials, Inc.	34,678	1,712,053
Broadcom, Inc.	14,586	4,229,794
Intel Corp.	161,015	8,139,308
KLA-Tencor Corp.	5,403	736,537
Lam Research Corp.	5,474	1,141,931
Marvell Technology Group Ltd. (a)	20,898	548,781
Maxim Integrated Products, Inc.	9,774	578,523
Microchip Technology, Inc. (a)	8,345	787,935
Micron Technology, Inc. (b)	39,514	1,773,783
NVIDIA Corp.	21,520	3,630,854
Qualcomm, Inc.	42,763	3,128,541
Skyworks Solutions, Inc.	6,261	533,938
Texas Instruments, Inc.	33,888	4,236,339
Xilinx, Inc.	8,926	1,019,438
		34,676,290
Software - 7.2%
Adobe, Inc. (b)	17,220	5,146,369
ANSYS, Inc. (b)	2,953	599,813
Autodesk, Inc. (b)	7,725	1,206,413
Cadence Design Systems, Inc. (b)	9,950	735,405
Citrix Systems, Inc.	4,527	426,624
Fortinet, Inc. (b)	5,124	411,508
Intuit, Inc.	9,156	2,539,050
Microsoft Corp.	272,671	37,156,882
Oracle Corp.	89,895	5,061,089
Palo Alto Networks, Inc. (b)	3,326	753,472
Parametric Technology Corp. (b)	3,764	255,124
Salesforce.com, Inc. (b)	26,987	4,169,492
ServiceNow, Inc. (b)	6,325	1,754,492
Splunk, Inc. (b)	5,167	699,147
SS&C Technologies Holdings, Inc.	7,608	364,804
Symantec Corp.	22,524	485,617
Synopsys, Inc. (b)	5,263	698,716
Tableau Software, Inc. (b)	2,530	428,911
VMware, Inc. Class A	2,674	466,586
Workday, Inc. Class A (b)	5,157	1,031,297
		64,390,811
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	159,042	33,882,308
Hewlett Packard Enterprise Co.	50,172	720,972
HP, Inc.	55,809	1,174,221
NetApp, Inc.	8,920	521,731
Seagate Technology LLC	9,183	425,265
Western Digital Corp.	10,208	550,109
		37,274,606

TOTAL INFORMATION TECHNOLOGY		201,459,097

MATERIALS - 2.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	7,746	1,768,179
Albemarle Corp. U.S. (a)	3,742	273,016
Celanese Corp. Class A	4,717	529,106
CF Industries Holdings, Inc.	8,138	403,319
Dow, Inc. (b)	26,977	1,306,766
DowDuPont, Inc.	26,978	1,946,732
Eastman Chemical Co.	4,935	371,852
Ecolab, Inc.	8,969	1,809,316
FMC Corp.	5,451	471,075
International Flavors & Fragrances, Inc. (a)	3,582	515,772
Linde PLC	19,441	3,718,674
LyondellBasell Industries NV Class A	11,100	928,959
PPG Industries, Inc.	8,462	993,354
Sherwin-Williams Co.	2,907	1,491,407
The Mosaic Co.	12,500	314,875
		16,842,402
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,212	548,023
Vulcan Materials Co.	4,663	645,126
		1,193,149
Containers & Packaging - 0.3%
Avery Dennison Corp.	3,056	351,043
Ball Corp. (a)	11,969	855,544
International Paper Co.	14,288	627,386
Packaging Corp. of America	3,330	336,230
WestRock Co.	8,939	322,251
		2,492,454
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	51,105	565,221
Livent Corp.	4,350	28,014
Newmont Goldcorp Corp.	18,814	687,087
Nucor Corp.	11,070	601,987
		1,882,309

TOTAL MATERIALS		22,410,314

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	3,785	553,973
American Tower Corp.	15,540	3,288,575
AvalonBay Communities, Inc.	4,877	1,018,269
Boston Properties, Inc.	5,448	724,312
Camden Property Trust (SBI)	3,282	340,376
Crown Castle International Corp.	14,636	1,950,393
Digital Realty Trust, Inc.	7,279	832,426
Duke Realty Corp.	12,608	420,225
Equinix, Inc.	2,836	1,423,956
Equity Lifestyle Properties, Inc.	3,185	395,736
Equity Residential (SBI)	13,003	1,025,807
Essex Property Trust, Inc.	2,328	703,568
Extra Space Storage, Inc.	4,461	501,372
Federal Realty Investment Trust (SBI)	2,595	342,566
HCP, Inc.	16,838	537,637
Host Hotels & Resorts, Inc.	26,167	455,044
Iron Mountain, Inc.	10,083	296,541
Mid-America Apartment Communities, Inc.	4,013	472,892
Prologis, Inc.	22,212	1,790,509
Public Storage	5,290	1,284,200
Realty Income Corp.	10,415	720,822
Regency Centers Corp.	5,962	397,665
SBA Communications Corp. Class A	3,997	980,904
Simon Property Group, Inc.	10,911	1,769,764
Sun Communities, Inc.	3,062	406,664
UDR, Inc.	9,773	450,144
Ventas, Inc.	12,572	845,970
Vornado Realty Trust	6,104	392,609
Welltower, Inc.	13,251	1,101,423
Weyerhaeuser Co.	26,428	671,535
WP Carey, Inc.	5,681	491,634
		26,587,511
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	11,172	592,228

TOTAL REAL ESTATE		27,179,739

UTILITIES - 3.2%
Electric Utilities - 1.9%
Alliant Energy Corp.	8,307	411,529
American Electric Power Co., Inc.	17,399	1,527,806
Duke Energy Corp.	25,152	2,181,181
Edison International	11,494	856,763
Entergy Corp.	6,387	674,595
Evergy, Inc.	9,299	562,497
Eversource Energy	11,178	847,963
Exelon Corp.	34,112	1,537,087
FirstEnergy Corp.	17,125	752,986
NextEra Energy, Inc.	16,864	3,493,715
Pinnacle West Capital Corp.	3,941	359,498
PPL Corp.	25,404	752,721
Southern Co.	36,305	2,040,341
Vistra Energy Corp.	13,840	297,006
Xcel Energy, Inc.	18,127	1,080,550
		17,376,238
Gas Utilities - 0.1%
Atmos Energy Corp.	4,130	450,335
UGI Corp.	6,122	312,773
		763,108
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	10,318	352,257
The AES Corp.	23,486	394,330
		746,587
Multi-Utilities - 1.0%
Ameren Corp.	8,618	652,296
CenterPoint Energy, Inc.	17,671	512,636
CMS Energy Corp.	9,990	581,618
Consolidated Edison, Inc.	10,987	933,456
Dominion Energy, Inc.	26,961	2,002,933
DTE Energy Co.	6,421	816,173
NiSource, Inc.	12,791	379,765
Public Service Enterprise Group, Inc. (a)	17,835	1,019,270
Sempra Energy	9,656	1,307,712
WEC Energy Group, Inc.	11,143	952,281
		9,158,140
Water Utilities - 0.1%
American Water Works Co., Inc.	6,370	731,149

TOTAL UTILITIES		28,775,222

TOTAL COMMON STOCKS
(Cost $839,069,334)		895,483,822

Money Market Funds - 3.9%
Fidelity Cash Central Fund 2.43% (c)	7,881,936	7,883,512
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	26,822,430	26,825,112
TOTAL MONEY MARKET FUNDS
(Cost $34,708,554)		34,708,624
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $873,777,888)		930,192,446
NET OTHER ASSETS (LIABILITIES) - (3.6)%(e)		(32,026,480)
NET ASSETS - 100%		$898,165,966

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	18	Sept. 2019	$2,684,070	$23,937	$23,937

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $81,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,203
Fidelity Securities Lending Cash Central Fund	13,382
Total	$110,585

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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